INCOME TAXES - Schedule of Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax expense	$ (72,401)	$ (74,454)	$ (44,756)
Global Minimum Tax (note 3.7.1.4)	(6,625)	0	0
Deferred tax gain	37,600	34,943	1,351
Income tax	$ (41,426)	$ (39,511)	$ (43,405)